Events during and after the reporting period (Details) - ILS (₪) ₪ / shares in Units, ₪ in Thousands		1 Months Ended					12 Months Ended
	Mar. 15, 2022	Aug. 30, 2023	Mar. 24, 2023	Nov. 24, 2022	Aug. 31, 2022	Sep. 16, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Dividend distribution							₪ 39,945	₪ 54,906	₪ 59,975
Board of Directors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividend distribution	₪ 20,000	₪ 10,000	₪ 30,000	₪ 15,000	₪ 20,000	₪ 60,000
Dividend distribution per share	₪ 1.44	₪ 0.72	₪ 2.16	₪ 1.08	₪ 1.44	₪ 4.33